Grading Indicators Related to Bank's Retail Loans and Wholesale Loans (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Retail Loans USD ($)	Mar. 31, 2012 Retail Loans INR	Mar. 31, 2011 Retail Loans INR	Mar. 31, 2012 Retail Loans Performing INR	Mar. 31, 2011 Retail Loans Performing INR	Mar. 31, 2012 Retail Loans Impaired INR	Mar. 31, 2011 Retail Loans Impaired INR	Mar. 31, 2012 Retail Loans Auto loans USD ($)	Mar. 31, 2012 Retail Loans Auto loans INR	Mar. 31, 2011 Retail Loans Auto loans INR	Mar. 31, 2012 Retail Loans Auto loans Performing INR	Mar. 31, 2011 Retail Loans Auto loans Performing INR	Mar. 31, 2012 Retail Loans Auto loans Impaired INR	Mar. 31, 2011 Retail Loans Auto loans Impaired INR	Mar. 31, 2012 Retail Loans Personal loans/Credit card USD ($)	Mar. 31, 2012 Retail Loans Personal loans/Credit card INR	Mar. 31, 2011 Retail Loans Personal loans/Credit card INR	Mar. 31, 2012 Retail Loans Personal loans/Credit card Performing INR	Mar. 31, 2011 Retail Loans Personal loans/Credit card Performing INR	Mar. 31, 2012 Retail Loans Personal loans/Credit card Impaired INR	Mar. 31, 2011 Retail Loans Personal loans/Credit card Impaired INR	Mar. 31, 2012 Retail Loans Retail business banking USD ($)	Mar. 31, 2012 Retail Loans Retail business banking INR	Mar. 31, 2011 Retail Loans Retail business banking INR	Mar. 31, 2012 Retail Loans Retail business banking Performing INR	Mar. 31, 2011 Retail Loans Retail business banking Performing INR	Mar. 31, 2012 Retail Loans Retail business banking Impaired INR	Mar. 31, 2011 Retail Loans Retail business banking Impaired INR	Mar. 31, 2012 Retail Loans Commercial vehicle and construction equipment finance USD ($)	Mar. 31, 2012 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2011 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2012 Retail Loans Commercial vehicle and construction equipment finance Performing INR	Mar. 31, 2011 Retail Loans Commercial vehicle and construction equipment finance Performing INR	Mar. 31, 2012 Retail Loans Commercial vehicle and construction equipment finance Impaired INR	Mar. 31, 2011 Retail Loans Commercial vehicle and construction equipment finance Impaired INR	Mar. 31, 2012 Retail Loans Housing loans USD ($)	Mar. 31, 2012 Retail Loans Housing loans INR	Mar. 31, 2011 Retail Loans Housing loans INR	Mar. 31, 2012 Retail Loans Housing loans Performing INR	Mar. 31, 2011 Retail Loans Housing loans Performing INR	Mar. 31, 2012 Retail Loans Housing loans Impaired INR	Mar. 31, 2011 Retail Loans Housing loans Impaired INR	Mar. 31, 2012 Retail Loans Other retail USD ($)	Mar. 31, 2012 Retail Loans Other retail INR	Mar. 31, 2011 Retail Loans Other retail INR	Mar. 31, 2012 Retail Loans Other retail Performing INR	Mar. 31, 2011 Retail Loans Other retail Performing INR	Mar. 31, 2012 Retail Loans Other retail Impaired INR	Mar. 31, 2011 Retail Loans Other retail Impaired INR	Mar. 31, 2012 Wholesale loans USD ($)	Mar. 31, 2012 Wholesale loans INR	Mar. 31, 2011 Wholesale loans INR	Mar. 31, 2012 Wholesale loans Impaired USD ($)	Mar. 31, 2012 Wholesale loans Impaired INR	Mar. 31, 2011 Wholesale loans Impaired INR	Mar. 31, 2012 Wholesale loans Pass USD ($)	Mar. 31, 2012 Wholesale loans Pass INR	Mar. 31, 2011 Wholesale loans Pass INR	Mar. 31, 2012 Wholesale loans Labeled USD ($)	Mar. 31, 2012 Wholesale loans Labeled INR	Mar. 31, 2011 Wholesale loans Labeled INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	$ 39,974.10	2,034,281.20	1,648,750.30	$ 26,428.90	1,344,966.80	980,144.60	1,333,655.50	968,985.10	11,311.30	11,159.50	$ 6,107.70	310,822.50	257,670.20	309,870.00	256,687.60	952.50	982.60	$ 4,306.10	219,137.90	158,283.20	218,050.50	156,978.30	1,087.40	1,304.90	$ 5,589.10	284,431.50	207,975.50	279,416.10	202,849.30	5,015.40	5,126.20	$ 4,495.00	228,751.10	143,962.00	227,161.70	143,231.80	1,589.40	730.20	$ 2,808.00	142,897.40	115,322.90	142,495.30	114,874.60	402.10	448.30	$ 3,123.00	158,926.40	96,930.80	156,661.90	94,363.50	2,264.50	2,567.30	$ 13,545.20	689,314.40	668,605.70	$ 151.80	7,723.60	9,502.90	$ 13,372.80	680,542.40	658,351.40	$ 20.60	1,048.40	751.40